S000001149 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	261 Months Ended	267 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	2.04%	0.06%	1.73%	3.45%
Bloomberg U.S. Corporate High Yield Index -2% Issuer Cap
Prospectus [Line Items]
Average Annual Return, Percent	8.19%	4.19%	5.16%	7.78%
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	6.55%	3.98%	4.34%	6.66%
Performance Inception Date				Mar. 31, 2003
CLASS M
Prospectus [Line Items]
Average Annual Return, Percent	6.17%	3.72%	4.08%		7.08%
Performance Inception Date					Sep. 30, 2002
CLASS M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.40%	1.62%	2.18%		4.31%
Performance Inception Date					Sep. 30, 2002
CLASS M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.62%	1.93%	2.28%		4.41%
Performance Inception Date					Sep. 30, 2002